LIABILITY UNDER PUT OPTION AGREEMENT (Details) - RUB (₽) ₽ in Millions	1 Months Ended	8 Months Ended
	Aug. 31, 2019	Aug. 31, 2019	Dec. 31, 2018
Liabilities under put option agreements | MTS Armenia
Liability under put option agreement
Liabilities			₽ 3,629
Aramayo Investments Limited
Liability under put option agreement
Ownership interest in subsidiary (as a percentage)	100.00%	80.00%
Aramayo Investments Limited | MTS Armenia
Liability under put option agreement
Ownership interest in subsidiary (as a percentage)		100.00%
Aramayo Investments Limited | Call and put option agreement
Liability under put option agreement
Remaining stake to be acquired		20.00%